Oct. 31, 2020
BRIDGEWAY FUNDS, INC.
Aggressive Investors 1 Fund
Ultra-Small Company Fund
Ultra-Small Company Market Fund
Small-Cap
Growth Fund
Small-Cap
Value Fund
Blue Chip Fund
Managed Volatility Fund
Supplement dated June 30, 2021
to the Prospectus dated October 31, 2020
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the Prospectus is amended as follows:

1.
The following paragraph is added to the section “Principal Investment Strategies” after the first paragraph in the section on pages 3 and 41 with respect to the Aggressive Investors 1 Fund, pages 9 and 42 with respect to the Ultra-Small Company Fund, pages 14 and 44 with respect to the Ultra-Small Company Market Fund, pages 20 and 45 with respect to the
Small-Cap
Growth Fund, pages 25 and 46 with respect to the
Small-Cap
Value Fund, pages 30 and 47 with respect to the Blue Chip Fund and pages 35 and 48 with respect to the Managed Volatility Fund:

The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information as a consideration in the ongoing assessment of all potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser.

2.
The following paragraph is added to the section “Principal Risks” after the last paragraph in the section on page 5 with respect to the Aggressive Investors 1 Fund, page 10 with respect to the Ultra-Small Company Fund, page 16 with respect to the Ultra-Small Company Market Fund, page 21 with respect to the
Small-Cap
Growth Fund, page 26 with respect to the
Small-Cap
Value Fund, page 31 with respect to the Blue Chip Fund and page 37 with respect to the Managed Volatility Fund:

Environmental, Social, and Governance Investing Risk
--
The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.
BRIDGEWAY FUNDS, INC.
Omni
Small-Cap
Value Fund
Omni
Tax-Managed
Small-Cap
Value Fund
Supplement dated June 30, 2021
to the Prospectus dated October 31, 2020
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the Prospectus is amended as follows:

1.
The following paragraph is added to the section “Principal Investment Strategies” after the first paragraph in the section on page 3 with respect to the Omni
Small-Cap
Value Fund, page 8 with respect to the Omni
Tax-Managed
Small-Cap
Value Fund, and page 13 with respect to both Funds:

The Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information as a consideration in the ongoing assessment of all potential portfolio securities. The Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Adviser.

2.
The following paragraph is added to the section “Principal Risks” after the last paragraph in the section on page 4 with respect to the Omni
Small-Cap
Value Fund and page 10 with respect to the Omni
Tax-Managed
Small-Cap
Value Fund:

Environmental, Social, and Governance Investing Risk
-- The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.